Long-term-Payable - Additional Information (Detail)		12 Months Ended
	Dec. 21, 2018 CAD ($)	Mar. 31, 2020 CAD ($)	Mar. 31, 2019 CAD ($)		Dec. 21, 2018 USD ($)	Sep. 30, 2016 CAD ($)	Sep. 30, 2016 USD ($)
Noncurrent Payables [Line Items]
Intangible assets		$ 25,518,287	$ 7,650,598	[1]			$ 850,000
Intangible assets fair value						$ 935,804
Royalty fee payable		376,940	341,825
Short term payable		362,266	542,285
Long term payable		$ 106,886	111,686
Description of payment terms		In connection with this new agreement, Neptune must pay royalties based on sales, using this specialty ingredient. Minimum annual volumes must be reached for the duration of the agreement of 8 years
Royalty agreement term		8 years
Lonza Agreement
Noncurrent Payables [Line Items]
Intangible assets	$ 2,718,208
Short term payable		$ 570,000	220,500
Royalty agreement term	5 years
Upfront payment	$ 1,768,260				$ 1,300,000
Minimum commitments payments	147,000
Present value of future royalty payments	$ 802,948
Long term payable		448,554	$ 743,651
Penalty fee for late commercialization		$ 158,064

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (q).